ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses:
Inventory-related accruals	$ 778,746	$ 810,027	$ 548,800
Inventory intermediation arrangements	233,455	225,524	252,380
Renewable energy credit and emissions obligations	172,331	70,158	19,472
Excise and sales tax payable	100,998	86,046	34,129
Accrued transportation costs	83,312	89,830	91,546
Renewable energy credit and emissions obligations	75,711	33,610	7,400
Accrued refinery maintenance and support costs	32,326	28,670
Accrued utilities	28,914	44,190	25,192
Customer deposits	23,912	9,215	20,395
Environmental liabilities			2,178
Accrued salaries and benefits	15,961	17,466	61,011
Accrued interest	9,047	28,934	22,313
Environmental liabilities	8,902	8,882
Other	30,685	10,177	32,619
Accrued expenses	$ 1,594,300	1,462,729	$ 1,117,435
Scenario, Previously Reported [Member]
Accrued Expenses:
Inventory-related accruals		810,027
Inventory intermediation arrangements		225,524
Renewable energy credit and emissions obligations		70,158
Excise and sales tax payable		86,046
Accrued transportation costs		89,830
Renewable energy credit and emissions obligations		33,610
Accrued utilities		44,190
Customer deposits		9,215
Environmental liabilities		8,882
Accrued salaries and benefits		17,466
Accrued interest		28,934
Other		38,847
Accrued expenses		$ 1,462,729